Finance expense - Summary of Finance Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Costs [Abstract]
Interest on loans, borrowings and other	€ 391	€ 5,873	€ 10,306
Interest on lease liabilities	954	497	685
Finance costs	€ 1,345	€ 6,370	€ 10,991